Allowance for Loan Losses - Credit Exposures by Internally Assigned Grades (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	$ 707,769	$ 659,229
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	660,308	595,300
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	12,190	10,320
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	32,922	53,609
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	2,349
Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	115,875	100,661
Commercial and Agriculture [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	107,923	90,159
Commercial and Agriculture [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	2,038	1,653
Commercial and Agriculture [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	5,914	8,849
Commercial and Agriculture [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	443,846	434,808
Commercial Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	415,938	397,657
Commercial Real Estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	9,145	6,371
Commercial Real Estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	18,763	30,780
Commercial Real Estate [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	110,210	104,713
Residential Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	98,700	89,896
Residential Real Estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	986	1,944
Residential Real Estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	8,175	12,873
Residential Real Estate [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	2,349
Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	35,516	17,947
Real Estate Construction [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	35,495	16,594
Real Estate Construction [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	21	352
Real Estate Construction [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades		1,001
Real Estate Construction [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	2,322	1,100
Consumer [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	2,252	994
Consumer [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades
Consumer [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	70	106
Consumer [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades